Condensed Financial Information of the Parent Company (Details) - Schedule of income and comprehensive income - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed Statement of Income Captions [Line Items]
Share of income of subsidiaries and VIEs	$ 10,989,394	$ 5,649,451	$ 10,233,775
Loss of the parent company	(4,580,462)
Net income	6,408,932	5,649,451	10,233,775
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	3,265,403	(837,040)	(729,348)
Total comprehensive income	$ 9,674,335	$ 4,812,411	$ 9,504,427